OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER BORROWINGS [Abstract]
Other Borrowings	A summary of other borrowings at December 31 follows:
	2018	2017
	(In thousands)
Advances from the FHLB	$25,696	$47,841
Federal funds purchased	-	6,750
Other	4	9
Total	$25,700	$54,600

FHLB Advances
The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2018		2017
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2018			$19,910	2.43%
2019	$10,000	1.60%	10,000	1.60
2020	10,762	3.18	7,931	3.80
2022	4,934	1.69	-
Total fixed-rate advances	25,696	2.28	37,841	2.50
Variable-rate advances - 2018	-		10,000	1.67
Total advances	$25,696	2.28%	$47,841	2.33%

A summary of contractually required repayments of FHLB advances at December 31, 2018 follow:

(In thousands)

2019	$10,143
2020	10,619
2022	4,934
Total	$25,696